                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

    INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended June 30, 2000.

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Check here if Amendment [_]; Amendment Number:___________

This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

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Institutional Investment Manager Filing this Report:
Name:       Highfields Capital Management LP
Address:    200 Clarendon Street,
            51st Floor, Boston, MA  02117
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13F File Number        28-3499
                       -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this report on behalf of reporting manager

Name:   Kenneth H. Colburn
Title:  Chief Operating Officer
Phone:  617-850-7500

Signature, Place and Date of Signing

/s/ Kenneth H. Colburn                  Boston, Massachusetts   August 14, 2000
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Report Type (Check only one.)

[X]  13F Holdings Report

[ ]  13F Notice

[_]  13F Combination Report

List of other managers reporting for this manager:  None

I am signing this report as required by the Securities Exchange Act of 1934.

                                                                 SEC 1685 (5/91)
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Form 13F Summary Page

Report Summary:

Number of Other Included Managers: 2

Form 13F Information Table Entry Total:     86
                                         --------


Form 13F Information Table Value Total:  $2,547,516 (x 1000)
                                         -------------------


List of Other Included Managers:
     01  Jonathon S. Jacobson (File Number 28-7618)
     02  Richard L. Grubman (File Number 28-7616)
         Mr. Grubman, Mr. Jacobson and Highfields Capital Management LP share investment discretion with respect to the reported securities.


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FORM 13F

Page 2 of 3        Name of Reporting Manager Highfields Capital Management LP
                                             --------------------------------

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                Item 1:             Item 2:       Item 3:     Item 4:           Item 5:          Item 6:  Item 7:       Item 8:
                ------              ------        ------      ------     ----------------------  ------   ------        -------
                                                                          SHARES OR                                      VOTING
                                                                          PRINCIPAL SH/   PUT/  INVESTMENT   OTHER  ---AUTHORITY---
             Name Of Issuer     Title Of Class    CUSIP #   VALUE x$1000   AMOUNT   PRN   CALL DESCRIPTION MANAGERS SOLE SHARED NONE
A T & T Corp                          COM        001957109        46,765  1,478,730 SHRS          OTHER      01/02          X
A T & T Corp                          COM        001957109           928     30,000 SHRS  Call    OTHER      01/02          X
Aegon N.V                        ORD AMER REG    007924103        12,598    354,524 SHRS          OTHER      01/02          X
Alcoa Inc                             COM        013817101       147,526  5,087,096 SHRS          OTHER      01/02          X
American Axle & Mfg Hldgs Inc         COM        024061103         7,898    556,700 SHRS          OTHER      01/02          X
At Home Corp                       COM SER A     045919107         1,065     51,320 SHRS          OTHER      01/02          X
Bally Total Fitness Hldg Corp         COM        05873K108        29,243  1,152,450 SHRS          OTHER      01/02          X
Banco Comercial Portugues S A      SPON ADR      059479303         2,575     99,500 SHRS          OTHER      01/02          X
BCE  Inc                              COM        05534B109        17,993    755,600 SHRS          OTHER      01/02          X
Best Buy Inc                          COM        086516101        46,463    734,600 SHRS          OTHER      01/02          X
Best Buy Inc                          COM        086516101         7,275    100,000 SHRS  Call    OTHER      01/02          X
Biovail Corp                     WT EXP 093002   09067J117        11,400    150,000 SHRS          OTHER      01/02          X
BP Amoco PLC                          COM        055622104        22,335    394,880 SHRS          OTHER      01/02          X
C-Cube Microsystems Inc.              COM        12501N108         3,925    200,000 SHRS          OTHER      01/02          X
Chemfirst Inc                         COM        16361A106        12,617    523,000 SHRS          OTHER      01/02          X
Circuit City Store Inc                COM        172737108         2,921     88,000 SHRS          OTHER      01/02          X
Cisco Sys Inc                         COM        17275R102         1,589     25,000 SHRS          OTHER      01/02          X
Citigroup Inc                         COM        172967101           904     15,000 SHRS          OTHER      01/02          X
Citizens Communications Co            COM        17453B101        15,735    912,200 SHRS          OTHER      01/02          X
City Investing Co. Liquid Trust  UNIT BEN INT    177900107           752    586,900 SHRS          OTHER      01/02          X
Clear Channel Communications          COM        184502102        22,500    300,000 SHRS          OTHER      01/02          X
Conoco Inc                           CL B        208251405         7,746    315,356 SHRS          OTHER      01/02          X
CVS Corp                              COM        126650100       117,972  2,949,300 SHRS          OTHER      01/02          X
Delphi Financial Group Inc           CL A        247131105         3,635    107,100 SHRS          OTHER      01/02          X
Devon Energy Corp                     COM        25179M103         3,185     56,689 SHRS          OTHER      01/02          X
Du Pont EI De Nemours & Co            COM        263534109           835     19,087 SHRS          OTHER      01/02          X
El Paso Electric Co                   COM        283677854        64,368  5,753,600 SHRS          OTHER      01/02          X
Elan PLC                         WT EXP 123101   284131703        18,331    300,500 SHRS          OTHER      01/02          X
EMC Corp Mass                         COM        268648102         7,441     96,718 SHRS          OTHER      01/02          X
Fedex Corp                            COM        31428X106        13,817    363,600 SHRS          OTHER      01/02          X
Florida East Coast Industries         COM        340632108         7,352    183,800 SHRS          OTHER      01/02          X
FMC Corp                              COM        302491303        30,195    520,600 SHRS          OTHER      01/02          X
Frontline Capital Group               COM        35921N101         2,112     99,100 SHRS          OTHER      01/02          X
General Dynamics Corp                 COM        369550108       125,426  2,400,500 SHRS          OTHER      01/02          X
General Mtrs Corp                    CL H        370442832         8,302     94,606 SHRS          OTHER      01/02          X
General Mtrs Corp                     COM        370442105        22,240    383,031 SHRS          OTHER      01/02          X
General Mtrs Corp                     COM        370442105        56,938  1,000,000 SHRS  Call    OTHER      01/02          X
Gentiva Health Services Inc           COM        37247A102         9,641  1,186,573 SHRS          OTHER      01/02          X
Global Crossing Ltd                   COM        G3921A100         2,213     84,108 SHRS          OTHER      01/02          X
Golden State Bancorp Inc         WT EXP 000000   381197136         3,221  2,863,100 SHRS          OTHER      01/02          X
Gtech Holding Corp                    COM        400518106        25,941  1,143,400 SHRS          OTHER      01/02          X
Hannaford Bros Co                     COM        410550107        25,818    359,200 SHRS          OTHER      01/02          X
Hudson City BanCorp                   COM        443683107         6,526    382,500 SHRS          OTHER      01/02          X
IGEN Inc                              COM        449536101         2,269    137,010 SHRS          OTHER      01/02          X
Illinois Tool Wks Inc                 COM        452308109         2,440     42,804 SHRS          OTHER      01/02          X
IMS Health Inc                        COM        449934108        23,400  1,300,000 SHRS          OTHER      01/02          X
Infinity Broadcasting CP             CL A        45662S102         1,924     52,815 SHRS          OTHER      01/02          X
Intel Corp                            COM        458140100        13,717    102,604 SHRS          OTHER      01/02          X
Intelligent Polymers LTD              COM        G48029105         5,456    150,000 SHRS          OTHER      01/02          X
Interstate Bakeries Corp              COM        46072H108           140     10,000 SHRS          OTHER      01/02          X
Ivex Packaging Corp.                  COM        465855104         8,604    773,400 SHRS          OTHER      01/02          X
Jackpot Enterprises Inc.              COM        466392107        10,642    842,900 SHRS          OTHER      01/02          X
Johnson & Johnson                     COM        478160104         7,067     69,374 SHRS          OTHER      01/02          X
King Pharmaceuticals Inc              COM        495582108        59,607  1,358,569 SHRS          OTHER      01/02          X
Kmart Corp                            COM        482584109        13,625  2,000,000 SHRS          OTHER      01/02          X
Lakes Gaming Inc                      COM        51206P109         4,664    525,549 SHRS          OTHER      01/02          X
Laser Mtg Mgmt Inc                    COM        51806D100        12,489  3,275,900 SHRS          OTHER      01/02          X
Mack Cali Realty Corp                 COM        554489104        11,688    455,002 SHRS          OTHER      01/02          X
Mead Corp                             COM        582834107           505     20,000 SHRS          OTHER      01/02          X
MediaOne Group Inc                    COM        58440J104       289,655  4,378,900 SHRS          OTHER      01/02          X
Methode Electronics Inc              CL A        591520200         1,182     30,600 SHRS          OTHER      01/02          X
Microsoft Corp                        COM        594918104        19,128    239,100 SHRS          OTHER      01/02          X
Mony Group Inc                        COM        615337102        69,603  2,058,500 SHRS          OTHER      01/02          X
Motorola Inc                          COM        620076109         7,495    257,907 SHRS          OTHER      01/02          X
Natl Australia Bk LTD           Cap Uts Exchbl   632525309         7,078    250,000 SHRS          OTHER      01/02          X
Newhall Land & Farming Co Cal   Depositary Rec   651426108        65,614  2,476,000 SHRS          OTHER      01/02          X
Pacific Sunwear Calif Inc             COM        694873100         7,500    400,000 SHRS          OTHER      01/02          X
Pactiv Corporation                    COM        695257105       121,849 15,472,900 SHRS          OTHER      01/02          X
Park Place Entertainment Corp         COM        700690100       196,731 16,142,020 SHRS          OTHER      01/02          X
Phelps Dodge Corp                     COM        717265102         1,186     31,890 SHRS          OTHER      01/02          X
Readers Digest Assn Inc          CL A Non Vtg    755267101       207,547  5,221,300 SHRS          OTHER      01/02          X
Readers Digest Assn Inc              CL B        755267200        15,056    411,800 SHRS          OTHER      01/02          X
Ryder Sys Inc                         COM        783549108           549     29,000 SHRS          OTHER      01/02          X
Scottish Annuity & Life Hldgs         ORD        G7885T104         7,540    900,300 SHRS          OTHER      01/02          X
Seagate Technology                    COM        811804103        46,431    844,200 SHRS          OTHER      01/02          X
Shaw Communications Inc            CL B Conv     82028K200        55,441  2,245,700 SHRS          OTHER      01/02          X
St Joe Company                        COM        790148100        34,602  1,153,400 SHRS          OTHER      01/02          X
Stryker Corp                          COM        863667101           859     20,000 SHRS   Put    OTHER      01/02          X
Telefonica S A                   Sponsored ADR   879382208         3,989     62,260 SHRS          OTHER      01/02          X
TeleSpectrum World Wide Inc           COM        87951U109         8,192  1,795,519 SHRS          OTHER      01/02          X
Texas Instrs Inc                      COM        882508104           962     14,000 SHRS          OTHER      01/02          X
Tjx Cos Inc                           COM        872540109        39,750  2,120,000 SHRS          OTHER      01/02          X
Total Renal Care Holdings Inc         COM        89151A107        16,201  2,700,100 SHRS          OTHER      01/02          X
Toys R US Inc                         COM        892335100        50,956  3,499,100 SHRS          OTHER      01/02          X
Unisys Corp                           COM        909214108           444     30,500 SHRS          OTHER      01/02          X
Waddell&Reed Finl Inc                CL B        930059209       115,477  3,973,413 SHRS          OTHER      01/02          X
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